19. Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payments
Assumptions of Options Granted

	2020	2019
Fair value at grant date	$2.38	$2.10
Share price at grant date	$3.18	$1.44
Exercise price	$3.18	$1.44
Expected volatility	93%	82%
Expected life	5.9	5.9
Expected dividends	0.00	0.00
Risk-free interest rate	0.89%	2.09%